Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40529
Entity Registrant Name	Missfresh Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor, Block A, Vanke Times Center
Entity Address, Adress Line Two	No. 9 Wangjing Street
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	Beijing 100016
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001851682
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	5035
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
ADS
Title of 12(b) Security	American depositary shares (one American depositary share representing ninety Class B ordinary shares, par value US$0.0001 per share)
Trading Symbol	MF
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	86,383,174
Class B Ordinary shares
Title of 12(b) Security	Class B ordinary shares, par value US$0.0001 per share *
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	619,971,303
Chief Executive Officer
Entity Address, Address Line One	3rd Floor, Block A, Vanke Times Center
Entity Address, Adress Line Two	No. 9 Wangjing Street
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	Beijing 100016
Entity Address, Country	CN
City Area Code	86 10
Local Phone Number	8177 3988
Contact Personnel Name	Zheng Xu
Contact Personnel Email Address	ir@missfresh.cn